Basis of Consolidation (Detail Textuals)	Nov. 30, 2020	Aug. 31, 2020
Lexaria Nicotine LLC
Equity interest percentage	83.333%	83.333%
Altria Ventures Inc.
Equity interest percentage	16.667%	16.667%